Derivative Financial Instruments and Risk Management Policies - Evolution of Cost of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	€ 24	€ 37
Changes in the fair value registered in equity	(74)	(10)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(6)	(3)
Balance of cost of hedging in equity at end of period	(56)	24
Exchange rate risk
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	31	49
Changes in the fair value registered in equity	(98)	(14)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(8)	(4)
Balance of cost of hedging in equity at end of period	(75)	31
Total gross amount
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	31	49
Changes in the fair value registered in equity	(98)	(14)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(8)	(4)
Balance of cost of hedging in equity at end of period	(75)	31
Tax effect
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	(7)	(12)
Changes in the fair value registered in equity	24	4
Transfer to the income statement of the period - the hedged item has affected profit or loss	2	1
Balance of cost of hedging in equity at end of period	€ 19	€ (7)